Reissuance of Treasury Stock (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jun. 17, 2014	Mar. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Reason for reissuing treasury stock		TMC resolved at the Meeting of the Board of Directors held on March 26, 2014 to establish Toyota Mobility Foundation, a General Incorporated Foundation (the “Foundation”). The reissuance of treasury stock was made by way of third-party allotment to a trust that was established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock.
Number of shares reissued		30,000,000
Price of reissuance	¥ 1	¥ 1
Amount of proceeds		¥ 30